Consolidated Balance Sheets - Parenthetical - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	51	51	51
Preferred Stock, Shares Outstanding	51	51	51
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	6,000,000,000	6,000,000,000	6,000,000,000
Common Stock, Shares, Outstanding	22,449,945	19,289,141	539,141
Common Stock, Shares, Issued	22,449,945	19,289,141	539,141